Buffalo International Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Belgium - 0.8%
Beverages - 0.8%
Anheuser-Busch InBev SA/NV	101,463	$6,980,713

Canada - 4.4%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc.	350,000	17,661,000
		$–
Ground Transportation - 0.8%
Canadian National Railway Co.	73,998	7,698,752
		$–
Software - 1.7%
Constellation Software, Inc.	4,302	15,774,369
Total Canada		41,134,121

China - 0.7%
Banks - 0.7%
China Merchants Bank Co. Ltd. - Class H	900,000	6,313,466

Denmark - 2.3%
Health Care Equipment & Supplies - 0.9%
Coloplast AS - Class B	90,000	8,568,265
		$–
Pharmaceuticals - 1.4%
Novo Nordisk AS - ADR	152,000	10,491,040
Novo Nordisk AS - Class B	40,000	2,771,762
		13,262,802
Total Denmark		21,831,067

France - 14.0%
Aerospace & Defense - 2.8%
Airbus SE	25,000	5,230,034
Thales SA	72,064	21,278,730
		26,508,764
Chemicals - 1.8%
Air Liquide SA	81,694	16,845,444
		$–
Construction & Engineering - 1.6%
Vinci SA	100,024	14,750,621
		$–
Electrical Equipment - 2.7%
Schneider Electric SE	93,000	24,969,168
		$–
IT Services - 0.8%
Capgemini SE	44,607	7,638,364
		$–
Life Sciences Tools & Services - 0.9%
Sartorius Stedim Biotech	37,000	8,852,736
		$–
Pharmaceuticals - 1.1%
Sanofi SA	23,000	2,226,722
Sanofi SA - ADR	170,000	8,212,700
		10,439,422
Professional Services - 2.0%
Bureau Veritas SA	543,422	18,548,290
		$–
Software - 0.3%
Dassault Systemes SE	69,892	2,533,007
Total France		131,085,816

Germany - 10.7%
Capital Markets - 0.9%
DWS Group GmbH & Co. KGaA (a)	142,000	8,420,057
		$–
Health Care Providers & Services - 1.7%
Fresenius SE & Co. KGaA	322,659	16,237,147
		$–
Industrial Conglomerates - 2.2%
Siemens AG	81,200	20,856,946
		$–
Insurance - 2.4%
Hannover Rueck SE	15,000	4,726,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,434	17,813,894
		22,540,608
Pharmaceuticals - 1.0%
Merck KGaA	74,750	9,691,990
		$–
Software - 2.5%
SAP SE - ADR	75,000	22,807,500
Total Germany		100,554,248

Hong Kong - 1.0%
Beverages - 0.3%
China Resources Beer Holdings Co. Ltd.	750,000	2,399,083
		$–
Capital Markets - 0.7%
Hong Kong Exchanges & Clearing Ltd.	120,000	6,454,388
Total Hong Kong		8,853,471

India - 1.3%
Banks - 0.6%
HDFC Bank Ltd. - ADR	70,000	5,366,900
		$–
Hotels, Restaurants & Leisure - 0.7%
MakeMyTrip Ltd. (b)	65,000	6,371,300
Total India		11,738,200

Ireland - 10.1%
Chemicals - 1.7%
Linde PLC	34,529	16,200,316
		$–
Construction Materials - 1.3%
CRH PLC	128,000	11,750,400
		$–
Food Products - 2.1%
Kerry Group PLC - Class A	178,785	19,753,368
		$–
Insurance - 1.7%
Aon PLC - Class A	44,742	15,962,156
		$–
Life Sciences Tools & Services - 0.8%
ICON PLC (b)	54,000	7,854,300
		$–
Passenger Airlines - 1.4%
Ryanair Holdings PLC	370,903	10,520,952
Ryanair Holdings PLC - ADR	43,000	2,479,810
		13,000,762
Professional Services - 1.1%
Experian PLC	201,624	10,396,964
Total Ireland		94,918,266

Israel - 1.2%
Software - 1.2%
Monday.com Ltd. (b)	36,136	11,364,049

Japan - 12.9%
Beverages - 1.6%
Asahi Group Holdings Ltd.	1,116,000	14,917,727
		$–
Chemicals - 1.3%
Shin-Etsu Chemical Co. Ltd.	380,262	12,557,005
		$–
Electronic Equipment, Instruments & Components - 1.5%
Keyence Corp.	34,173	13,663,332
		$–
Entertainment - 2.6%
Nintendo Co. Ltd.	220,000	21,126,565
Nintendo Co. Ltd. - ADR	150,000	3,603,000
		24,729,565
Professional Services - 2.9%
BayCurrent, Inc.	521,059	26,805,593
		$–
Semiconductors & Semiconductor Equipment - 3.0%
Disco Corp.	47,500	14,071,563
Renesas Electronics Corp.	1,160,000	14,350,862
		28,422,425
Total Japan		121,095,647

Luxembourg - 1.0%
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	133,648	9,524,492

Netherlands - 5.7%
Financial Services - 2.2%
Adyen NV (a)(b)	11,185	20,541,729
		$–
Semiconductors & Semiconductor Equipment - 2.3%
ASM International NV	10,000	6,414,795
ASML Holding NV - NY Shares	19,427	15,568,604
		21,983,399
Trading Companies & Distributors - 1.2%
IMCD NV	83,441	11,222,461
Total Netherlands		53,747,589

Norway - 0.4%
Machinery - 0.4%
TOMRA Systems ASA	246,000	3,839,705

South Korea - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
SK Hynix, Inc.	129,194	27,838,931

Switzerland - 8.1%
Capital Markets - 0.7%
Julius Baer Group Ltd.	93,937	6,372,202
		$–
Construction Materials - 1.8%
Amrize Ltd. (b)	136,000	6,784,145
Holcim AG	136,000	10,099,243
		16,883,388
Electrical Equipment - 1.3%
ABB Ltd.	65,000	3,895,374
ABB Ltd. - ADR	134,000	7,995,780
		11,891,154
Health Care Equipment & Supplies - 1.8%
Alcon AG	126,317	11,151,265
Alcon AG	64,598	5,728,743
		16,880,008
Life Sciences Tools & Services - 2.5%
Lonza Group AG	32,904	23,531,739
		$–
Pharmaceuticals - 0.7%
Roche Holding AG	15,800	5,157,434
Roche Holding AG - ADR	43,000	1,752,680
		6,910,114
Total Switzerland		82,468,605

Taiwan - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	107,000	24,234,430

United Kingdom - 12.6%
Aerospace & Defense - 1.5%
BAE Systems PLC	545,255	14,150,899
		$–
Capital Markets - 1.8%
London Stock Exchange Group PLC	115,000	16,818,380
		$–
Health Care Equipment & Supplies - 1.1%
Smith & Nephew PLC	335,913	5,144,239
Smith & Nephew PLC - ADR	154,254	4,724,800
		9,869,039
Hotels, Restaurants & Leisure - 1.7%
Compass Group PLC	125,000	4,233,988
InterContinental Hotels Group PLC	103,873	11,876,304
		16,110,292
Oil, Gas & Consumable Fuels - 0.5%
Shell PLC	129,010	4,530,780
		$–
Personal Care Products - 1.5%
Unilever PLC	61,999	3,784,265
Unilever PLC - ADR	162,271	9,926,117
		13,710,382
Pharmaceuticals - 1.7%
AstraZeneca PLC	34,000	4,731,738
AstraZeneca PLC - ADR	160,073	11,185,901
		15,917,639
Professional Services - 1.0%
RELX PLC - ADR	180,000	9,781,200
		$–
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (b)	140,000	6,885,200
		$–
Trading Companies & Distributors - 1.1%
Ashtead Group PLC	157,000	10,067,762
Total United Kingdom		117,841,573

Uruguay - 3.0%
Broadline Retail - 3.0%
MercadoLibre, Inc. (b)	10,851	28,360,499
TOTAL COMMON STOCKS (Cost $548,885,198)		903,724,888

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (b)(d)	5,500	0	(e)
TOTAL WARRANTS (Cost $0)		0	(e)

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds - 3.0%
Fidelity Money Market Government Portfolio - Class I, 4.23% (f)	28,409,022	28,409,022
TOTAL SHORT-TERM INVESTMENTS (Cost $28,409,022)		28,409,022

TOTAL INVESTMENTS - 99.5% (Cost $577,294,220)		932,133,910
Other Assets in Excess of Liabilities - 0.5%		4,299,080
TOTAL NET ASSETS - 100.0%		$936,432,990
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $28,961,786 or 3.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$301,948,213	$601,776,675	$–		$903,724,888
Warrants	–	–	0	(a)	0	(a)
Money Market Funds	28,409,022	–	–		28,409,022
Total Investments	$330,357,235	$601,776,675	$0	(a)	$932,133,910

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investment in Securities Period Ended June 30, 2025
Fair Value as of 3/31/2025	$0
Total unrealized gains included in earnings	-
Realized gains included in earnings	-
Purchases	-
Sales	-
Fair Value as of 6/30/2025	$0

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-